Business Combinations (Puget Energy Only) Fair Value of Assets Acquired and Liabilities Assumed (Details) (USD $)	Jun. 30, 2012	Dec. 31, 2011	Dec. 31, 2010	Feb. 06, 2009 Puget Holdings
Business Acquisition
Net utility plant				$ 6,346,032
Other property and investments				151,913
Goodwill	1,656,513,000	1,656,513,000	1,656,513,000	1,656,513
Current assets				1,259,505
Long-term and regulatory assets				2,497,355
Long-term debt				2,490,544
Current liabilities				2,173,079
Long-term liabilities				$ 3,358,000